Derivative financial instruments and hedge accounting - Underlying asset or liability by type of risk hedged under fair value hedge (Details) - Fair value hedge derivatives € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Currency risk | Hedge fund investments [member]
Derivative financial instruments and hedge accounting
Nominal amount of the underlying item	43
Cumulative changes of the underlying item, assets	€ (2)
Change of the underlying item	€ (2)
Interest rate risk | Financial liabilities [Member]
Derivative financial instruments and hedge accounting
Nominal amount of the underlying item	2,066
Cumulative changes of the underlying item, liabilities	€ 44
Change of the underlying item	€ 44